Revenue - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Charter contract extension, period	1 year
Contract with customer, liability, advance payments	$ 19.4	$ 22.2
Minimum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Charter contract extension, period	3 years
Ownership percentage	20.00%
Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Charter contract extension, period	15 years
Ownership percentage	30.00%
Bahrain LNG Joint Venture
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage	30.00%
National Oil and Gas Authority
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage	30.00%
Gulf Investment Corporation
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage	24.00%
Samsung C&T
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage	16.00%